DISCONTINUED OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
DISCONTINUED OPERATIONS

During June 2012, the Company decided to discontinue its exploration and potential development of uranium and vanadium minerals business and prior periods have been restated in the Company’s consolidated financial statements and related footnotes to conform to this presentation. Additionally, in November 2012, the Company decided to discontinue its real estate business and intends to sell and dispose its remaining real estate holdings during fiscal 2013. The Company is now engaged in the acquisition, development and monetization of intellectual property through both the prosecution and licensing of its own patent portfolio, the acquisition of additional intellectual property or partnering with others to defend and enforce their patent rights.

The remaining liabilities of discontinued operations are presented in the balance sheet under the caption “Liabilities of discontinued operation" and relates to the discontinued operations of the uranium and vanadium minerals business and real estate business. The carrying amounts of the major classes of the assets and liabilities are summarized as follows:

	March 31, 2014	December 31, 2013
Assets:
Assets of discontinued operations	$-	$-

Liabilities:
Accounts payables and accrued expenses	$30,664	$30,664
Liabilities of discontinued operations	$30,664	$30,664

The following table indicates selected financial data of the Company’s discontinued operations of its uranium and vanadium minerals business and real estate business.

	For the Three Months Ended March 31, 2014	For the Three Months Ended March 31, 2013
Revenues – real estate	$-	$986,951
Cost of sales- real estate	-	(817,483)
Gross profit	-	169,468
Operating and other non-operating expenses	-	(60,688)

Income from discontinued operations, net of tax	$-	$108,780

During June 2012, the Company decided to discontinue its exploration and potential development of uranium and vanadium minerals business and prior periods have been restated in the Company’s subsequent consolidated financial statements and related footnotes to conform to this presentation. Additionally, in November 2012, the Company decided to discontinue its real estate business and intends to sell and dispose its remaining real estate holdings during fiscal 2013. The Company is now engaged solely in the acquisition of patents and patent rights and the monetization of those rights through both the prosecution and licensing of its own patent portfolios and the acquisition of additional patents  or partnering with others in the enforcement of  their patent rights.

The remaining assets and liabilities of discontinued operations are presented in the balance sheet under the caption “Assets and Liabilities of discontinued operation" and relates to the discontinued operations of both the uranium and vanadium minerals business and real estate business. The carrying amounts of the major classes of these assets and liabilities are summarized as follows:

	December 31, 2013	December 31, 2012
Assets:
Deposits in real estate under contract	$-	$82,145
	-	-
Real estate held for sale	-	1,035,570
Assets of discontinued operations	$-	$1,117,715

Liabilities:
Accounts payables and accrued expenses	30,664	30,664
Liabilities of discontinued operations	$30,664	$30,664

The following table indicates selected financial data of the Company’s discontinued operations of its uranium and vanadium minerals business and real estate business.

	For the year ended December 31, 2013	For the year ended December 31, 2012
Revenues – real estate	$1,270,916	$724,090
Cost of sales – real estate	(1,064,320)	(576,126)
Gross profit	206,596	147,964
Operating and other non-operating expenses	(111,352)	(1,558,635)
Gain on sale of assets of discontinued operations	168,216	-

Income (loss) from discontinued operations	$263,460	$(1,410,671)

Deposits

Deposits at December 31, 2013 and 2012 were $0 and $82,145, respectively, which consist of earnest money deposits in connection with real estate properties under contract and were included in assets of discontinued operations – current portion.

Real estate held for sale

Real estate held for sale consisted of residential properties located in Southern California. Real estate held for sale was initially recorded at the lower of cost or estimated fair market value less the estimated cost to sell. After acquisition, costs incurred relating to the development and improvements of property are capitalized to the extent they do not cause the recorded value to exceed the net realizable value, whereas costs relating to holding and disposition of the property are expensed as incurred. After acquisition, real estate held for sale was analyzed periodically for changes in fair values and any subsequent write down is charged to impairment losses on real estate properties. Whenever events or changes in circumstances suggest that the carrying amount may not be recoverable, management assessed the recoverability of its real estate by comparing the carrying amount with its fair value.  The process involved in the determination of fair value requires estimates as to future events and market conditions. This estimation process may assume that the Company has the ability to dispose of its real estate properties in the ordinary course of business based on management’s present plans and intentions. If management determines that the carrying value of a specific real estate investment is impaired, a write-down is recorded as a charge to current period operations.  The evaluation process was based on estimates and assumptions and the ultimate outcome may be different.

The Company determined that the carrying value of the remaining real estate properties does not exceed the net realizable value and thus did not consider it necessary to record any impairment charges of real estate held for sale at December 31, 2013.  The Company sold all the remaining real estate properties generating gross profit of $206,596 during the year ended December 31, 2013, which is included in income (loss) from discontinued operations. As of December 31, 2013 and 2012, real estate held for sale, which includes capitalized improvements, were $0 and $1,035,570, respectively, and were included in assets of discontinued operations – long term.